CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss)	$ 250,228	$ 101,982	$ (3,978,459)	$ (874,366)
Other comprehensive income (loss)
Foreign currency translation adjustments	(116)		(521)	260
Net pension plan gain (loss) (net of tax provision (benefit) of $1,597, $59, $(537) and $(924) for the period from February 6 through December 31, 2021, the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, respectively)	224	5,844	(1,407)	(3,744)
Amortization of deferred pension plan amounts (net of tax provision of zero, zero, $583 and $584 for the period from February 6 through December 31, 2021, the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, respectively)			2,183	2,197
Net pension plan curtailment and settlement gain (loss) (net of tax provision (benefit) of $(121), zero, $32 and $(8) for the period from February 6 through December 31, 2021, the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, respectively)		(455)	122	(30)
Other comprehensive income (loss), net	108	5,389	377	(1,317)
Net comprehensive loss attributable to noncontrolling interests				173,776
Comprehensive income (loss) attributable to Noble Corporation	250,336	107,371	(3,978,082)	(701,907)
Noble Finance Company
Net income (loss)	193,825	87,385	(3,904,673)	(734,904)
Other comprehensive income (loss)
Foreign currency translation adjustments	(116)		(521)	260
Net pension plan gain (loss) (net of tax provision (benefit) of $1,597, $59, $(537) and $(924) for the period from February 6 through December 31, 2021, the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, respectively)	224	5,844	(1,407)	(3,744)
Amortization of deferred pension plan amounts (net of tax provision of zero, zero, $583 and $584 for the period from February 6 through December 31, 2021, the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, respectively)			2,183	2,197
Net pension plan curtailment and settlement gain (loss) (net of tax provision (benefit) of $(121), zero, $32 and $(8) for the period from February 6 through December 31, 2021, the period from January 1 through February 5, 2021 and the years ended December 31, 2020 and 2019, respectively)		(455)	122	(30)
Other comprehensive income (loss), net	108	5,389	377	(1,317)
Net comprehensive loss attributable to noncontrolling interests				173,776
Comprehensive income (loss) attributable to Noble Corporation	$ 193,933	$ 92,774	$ (3,904,296)	$ (562,445)